Earnings per common share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share

	June 30, 2018	June 30, 2017
	$	$

Net loss attributable to shareholders of the Company	(14,060)	(3,634)
Weighted average number of common shares	134,505,625	134,059,478

Diluted loss per share	(0.10)	(0.03)
Basic earnings per share is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding during the period.

	June 30, 2018	June 30, 2017
	$	$

Net loss attributable to shareholders of the Company	(14,060)	(3,634)
Weighted average number of common shares	134,505,625	134,059,478

Basic loss per share	(0.10)	(0.03)